Liability for Representations and Warranties (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012	Mar. 31, 2012
Liability for representations and warranties
Balance at beginning of the period	$ 4,748	$ 3,504	$ 449	$ 189	$ 34	$ 1,387	$ 760
Provisions for losses on loans sold			3,055	283	120
Obligation assumed from affiliate				(23)	35
Balance at end of period	6,185	6,185	3,504	449	189	1,387	760
During the period:
Unpaid balance of mortgage loans repurchased	2,741	4,867	4,399
Representations and Warranties Liability Activity at Period End [Abstract]
Unpaid balance of mortgage loans subject to pending claims for repurchase	$ 296	$ 296	$ 2,582	$ 9,774		$ 3,853